Schedule of Investments (unaudited)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 35.6%
360 DigiTech Inc.	63,756	$1,124,656
360 Security Technology Inc., Class A	277,200	640,644
37 Interactive Entertainment Network Technology Group
Co. Ltd., Class A	46,249	205,386
3SBio Inc.(a)	808,500	810,086
AAC Technologies Holdings Inc.(b)	346,500	732,562
Advanced Micro-Fabrication Equipment Inc., Class A(b)	46,200	1,214,893
AECC Aviation Power Co. Ltd., Class A	93,491	592,197
Agricultural Bank of China Ltd., Class A	2,887,500	1,426,346
Agricultural Bank of China Ltd., Class H	15,246,000	5,894,598
Aier Eye Hospital Group Co. Ltd., Class A	241,116	1,026,650
Air China Ltd., Class A(b)	300,419	462,497
Air China Ltd., Class H(b)	928,000	821,443
Akeso Inc.(a)(b)	231,000	1,268,696
Alibaba Group Holding Ltd.(b)	7,946,440	84,022,657
Alibaba Health Information Technology Ltd.(b)(c)	2,772,000	1,998,083
Aluminum Corp. of China Ltd., Class A	485,199	449,266
Aluminum Corp. of China Ltd., Class H	2,310,000	1,372,280
Angel Yeast Co. Ltd., Class A	24,798	143,447
Anhui Conch Cement Co. Ltd., Class A	138,680	539,178
Anhui Conch Cement Co. Ltd., Class H	667,500	2,107,643
Anhui Gujing Distillery Co. Ltd., Class A	23,135	914,916
Anhui Gujing Distillery Co. Ltd., Class B	46,200	819,367
Anhui Kouzi Distillery Co. Ltd., Class A	23,100	201,035
ANTA Sports Products Ltd.	646,800	8,037,280
Autohome Inc., ADR	41,118	1,219,149
AVIC Industry-Finance Holdings Co. Ltd., Class A	346,500	191,422
AviChina Industry & Technology Co. Ltd., Class H	1,386,000	749,149
Baidu Inc.(b)	1,178,120	17,732,944
Bank of Beijing Co. Ltd., Class A	877,800	601,283
Bank of Chengdu Co. Ltd., Class A	115,500	229,630
Bank of China Ltd., Class A	1,201,200	636,889
Bank of China Ltd., Class H	42,042,000	16,789,806
Bank of Communications Co. Ltd., Class A	1,409,186	1,133,964
Bank of Communications Co. Ltd., Class H	4,620,100	2,984,123
Bank of Hangzhou Co. Ltd., Class A	231,060	419,446
Bank of Jiangsu Co. Ltd., Class A	623,700	695,171
Bank of Nanjing Co. Ltd., Class A	395,700	538,485
Bank of Ningbo Co. Ltd., Class A	231,025	914,959
Bank of Shanghai Co. Ltd., Class A	623,741	565,976
Baoshan Iron & Steel Co. Ltd., Class A	785,495	731,435
BBMG Corp., Class A	654,094	227,855
BeiGene Ltd.(b)	324,630	6,370,529
Beijing Capital International Airport Co. Ltd., Class H(b)	924,000	719,839
Beijing Dabeinong Technology Group Co. Ltd.,
Class A(b)	161,700	165,262
Beijing Enlight Media Co. Ltd., Class A	115,500	170,690
Beijing Enterprises Holdings Ltd.	231,000	958,647
Beijing Enterprises Water Group Ltd.	2,310,000	586,592
Beijing Kingsoft Office Software Inc., Class A	14,800	943,069
Beijing New Building Materials PLC, Class A	69,926	267,887
Beijing Shiji Information Technology Co. Ltd., Class A	97,628	270,499
Beijing Tongrentang Co. Ltd., Class A	46,200	388,390
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.,
Class A	23,195	351,872
Bethel Automotive Safety Systems Co. Ltd.	23,100	214,234
Betta Pharmaceuticals Co. Ltd., Class A	23,100	227,476
BGI Genomics Co. Ltd., Class A	23,190	208,078

Security	Shares	Value

China (continued)
Bilibili Inc.(b)	103,408	$2,103,644
BOC Aviation Ltd.(a)(c)	115,700	917,034
BOE Technology Group Co. Ltd., Class A	1,339,800	778,702
Bosideng International Holdings Ltd.	1,848,000	911,392
BYD Co. Ltd., Class A	46,250	1,714,094
BYD Co. Ltd., Class H	433,500	13,146,425
BYD Electronic International Co. Ltd.	346,500	1,050,843
By-health Co. Ltd., Class A	69,300	238,964
C&D International Investment Group Ltd.	231,000	711,395
Caitong Securities Co. Ltd., Class A	242,208	271,846
CGN Power Co. Ltd., Class H(a)	6,014,000	1,588,073
Changchun High & New Technology Industry Group Inc., Class A	23,100	544,414
Changjiang Securities Co. Ltd., Class A	370,400	303,703
Chaozhou Three-Circle Group Co. Ltd., Class A	92,497	404,674
Chengxin Lithium Group Co. Ltd., Class A	46,200	212,334
China Cinda Asset Management Co. Ltd., Class H	4,851,000	577,029
China CITIC Bank Corp. Ltd., Class H	4,851,200	2,624,329
China Coal Energy Co. Ltd., Class H	1,155,000	992,388
China Communications Services Corp. Ltd., Class H	1,386,000	759,479
China Conch Venture Holdings Ltd.	924,000	1,474,265
China Construction Bank Corp., Class A	392,700	357,923
China Construction Bank Corp., Class H	51,282,390	34,283,610
China CSSC Holdings Ltd., Class A	184,800	693,329
China Eastern Airlines Corp. Ltd., Class A(b)	392,795	294,198
China Energy Engineering Corp. Ltd.	1,062,600	416,264
China Everbright Bank Co. Ltd., Class A	1,455,300	673,103
China Everbright Bank Co. Ltd., Class H	1,617,000	517,861
China Everbright Environment Group Ltd.	2,079,370	882,743
China Evergrande Group(b)(c)(d)	2,502,000	271,560
China Feihe Ltd.(a)	1,850,000	1,249,283
China Galaxy Securities Co. Ltd., Class A	138,651	216,328
China Galaxy Securities Co. Ltd., Class H	1,963,500	1,066,476
China Gas Holdings Ltd.	1,617,000	2,080,222
China Greatwall Technology Group Co. Ltd., Class A	115,500	193,702
China Hongqiao Group Ltd.	1,270,500	1,251,412
China International Capital Corp. Ltd., Class H(a)	831,600	1,747,409
China Jinmao Holdings Group Ltd.	3,234,000	604,181
China Jushi Co. Ltd., Class A	138,671	292,411
China Lesso Group Holdings Ltd.	693,000	599,115
China Life Insurance Co. Ltd., Class A	92,490	521,755
China Life Insurance Co. Ltd., Class H	3,929,000	7,548,218
China Literature Ltd.(a)(b)	231,000	1,067,239
China Longyuan Power Group Corp. Ltd., Class H	1,848,000	1,939,411
China Medical System Holdings Ltd.	693,000	1,150,463
China Meidong Auto Holdings Ltd.	462,000	716,934
China Mengniu Dairy Co. Ltd.	1,617,000	6,527,134
China Merchants Bank Co. Ltd., Class A	669,904	3,260,914
China Merchants Bank Co. Ltd., Class H	2,080,446	10,042,568
China Merchants Energy Shipping Co. Ltd., Class A	207,900	199,397
China Merchants Port Holdings Co. Ltd.	930,180	1,380,221
China Merchants Securities Co. Ltd., Class A	277,265	560,226
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	254,960	503,029
China Minsheng Banking Corp. Ltd., Class A	1,432,298	751,274
China Minsheng Banking Corp. Ltd., Class H	2,656,520	975,859
China National Building Material Co. Ltd., Class H	2,310,000	1,733,216
China National Chemical Engineering Co. Ltd., Class A	254,156	389,321
China National Nuclear Power Co. Ltd., Class A	716,100	714,668
China National Software & Service Co. Ltd., Class A	23,100	190,320

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	138,600	$504,922
China Oilfield Services Ltd., Class H	1,000,000	1,176,224
China Overseas Land & Investment Ltd.	2,080,260	5,275,836
China Overseas Property Holdings Ltd.	1,155,000	1,282,628
China Pacific Insurance Group Co. Ltd., Class A	254,198	1,147,752
China Pacific Insurance Group Co. Ltd., Class H	1,386,000	4,140,027
China Petroleum & Chemical Corp., Class A	1,362,992	1,323,153
China Petroleum & Chemical Corp., Class H	13,398,000	8,781,251
China Power International Development Ltd.	2,542,000	964,939
China Railway Group Ltd., Class A	808,500	1,086,376
China Railway Group Ltd., Class H	2,079,000	1,598,416
China Resources Beer Holdings Co. Ltd.	924,000	7,137,692
China Resources Cement Holdings Ltd.	1,386,000	627,474
China Resources Gas Group Ltd.	508,200	1,604,050
China Resources Land Ltd.	1,691,555	7,877,158
China Resources Mixc Lifestyle Services Ltd.(a)	369,600	1,959,472
China Resources Pharmaceutical Group Ltd.(a)	924,000	917,866
China Resources Power Holdings Co. Ltd.	924,000	2,011,758
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	46,273	394,300
China Ruyi Holdings Ltd.(b)	2,772,000	674,776
China Shenhua Energy Co. Ltd., Class A	231,018	971,636
China Shenhua Energy Co. Ltd., Class H	1,849,000	6,141,541
China Southern Airlines Co. Ltd., Class A(b)	438,900	491,581
China Southern Airlines Co. Ltd., Class H(b)(c)	924,000	647,209
China State Construction Engineering Corp. Ltd., Class A	1,409,100	1,338,671
China State Construction International Holdings Ltd.	924,000	1,148,811
China Taiping Insurance Holdings Co. Ltd.	877,990	1,008,506
China Three Gorges Renewables Group Co. Ltd., Class A	993,300	778,592
China Tourism Group Duty Free Corp. Ltd.(a)(b)(c)	23,100	494,140
China Tourism Group Duty Free Corp. Ltd., Class A	70,398	1,642,705
China Tower Corp. Ltd., Class H(a)	23,100,000	2,948,098
China Traditional Chinese Medicine Holdings Co. Ltd.	1,396,000	763,134
China United Network Communications Ltd., Class A	1,196,000	940,387
China Vanke Co. Ltd., Class A	369,607	808,180
China Vanke Co. Ltd., Class H	1,131,984	1,769,624
China Yangtze Power Co. Ltd., Class A	762,348	2,410,548
China Zhenhua Group Science & Technology Co. Ltd., Class A	23,100	300,207
China Zheshang Bank Co. Ltd., Class A(b)	970,200	431,779
Chinasoft International Ltd.	1,386,000	923,966
Chongqing Brewery Co. Ltd., Class A	24,796	373,847
Chongqing Changan Automobile Co. Ltd., Class A	300,478	518,379
Chongqing Fuling Zhacai Group Co. Ltd., Class A	46,200	172,163
Chongqing Zhifei Biological Products Co. Ltd., Class A	46,200	543,923
CITIC Ltd.	3,234,000	4,059,610
CITIC Securities Co. Ltd., Class A	369,602	1,125,041
CITIC Securities Co. Ltd., Class H	1,155,025	2,432,021
CMOC Group Ltd., Class A	900,900	777,630
CMOC Group Ltd., Class H	1,386,000	849,649
Contemporary Amperex Technology Co. Ltd., Class A	152,098	5,090,401
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	115,500	218,758
COSCO SHIPPING Holdings Co. Ltd., Class A	439,112	706,384
COSCO SHIPPING Holdings Co. Ltd., Class H	1,617,399	1,878,640
COSCO SHIPPING Ports Ltd.	924,000	607,988
Country Garden Holdings Co. Ltd.(c)	6,647,838	1,712,482

Security	Shares	Value

China (continued)
Country Garden Services Holdings Co. Ltd.	1,173,000	$1,843,429
CRRC Corp. Ltd., Class A	738,500	746,476
CRRC Corp. Ltd., Class H	2,532,000	1,638,463
CSC Financial Co. Ltd., Class A	161,799	593,285
CSPC Pharmaceutical Group Ltd.	4,943,440	5,033,887
Dajin Heavy Industry Co. Ltd.	23,100	101,826
Dali Foods Group Co. Ltd.(a)	1,039,500	432,593
Daqin Railway Co. Ltd., Class A	531,300	591,113
Daqo New Energy Corp., ADR(b)(c)	32,340	1,485,053
DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,500	141,850
DHC Software Co. Ltd., Class A	161,700	181,901
Dong-E-E-Jiao Co. Ltd., Class A	46,200	343,646
Dongfang Electric Corp. Ltd., Class A	138,888	350,188
Dongfeng Motor Group Co. Ltd., Class H	2,310,000	1,105,220
Dongxing Securities Co. Ltd., Class A	185,698	223,758
Dongyue Group Ltd.	693,000	705,206
East Money Information Co. Ltd., Class A	554,414	1,292,208
Ecovacs Robotics Co. Ltd., Class A	23,100	232,514
ENN Energy Holdings Ltd.	439,100	6,020,766
Eve Energy Co. Ltd., Class A	69,316	657,691
Everbright Securities Co. Ltd., Class A	139,693	306,746
Fangda Carbon New Material Co. Ltd., Class A(b)	187,175	174,617
Far East Horizon Ltd.(c)	924,000	831,251
First Capital Securities Co. Ltd., Class A	207,900	178,049
Flat Glass Group Co. Ltd., Class A	69,300	307,184
Flat Glass Group Co. Ltd., Class H	231,000	649,411
Focus Media Information Technology Co. Ltd., Class A	532,440	495,921
Foshan Haitian Flavouring & Food Co. Ltd., Class A	128,744	1,315,106
Fosun International Ltd.	1,386,000	972,035
Foxconn Industrial Internet Co. Ltd., Class A	323,400	753,517
Fujian Sunner Development Co. Ltd., Class A	46,200	142,798
Fuyao Glass Industry Group Co. Ltd., Class A	46,299	227,264
Fuyao Glass Industry Group Co. Ltd., Class H(a)	369,600	1,503,636
Ganfeng Lithium Co. Ltd., Class H(a)(c)	195,120	1,287,354
Ganfeng Lithium Group Co. Ltd., Class A	46,257	435,385
Gaona Aero Material Co. Ltd.	23,100	127,185
GCL-Poly Energy Holdings Ltd.(b)	11,088,000	2,784,096
GD Power Development Co. Ltd., Class A(b)	646,800	360,919
GDS Holdings Ltd., Class A(b)	463,240	896,922
Geely Automobile Holdings Ltd.	3,236,000	4,017,312
Gemdale Corp., Class A	161,746	190,870
Genscript Biotech Corp.(b)	462,000	1,221,241
GF Securities Co. Ltd., Class A	184,800	410,127
GF Securities Co. Ltd., Class H	554,400	796,144
GigaDevice Semiconductor Inc., Class A	23,235	365,260
Ginlong Technologies Co. Ltd., Class A(b)	23,100	380,660
GoerTek Inc., Class A	115,797	297,326
Gotion High-tech Co. Ltd., Class A	69,300	275,833
Great Wall Motor Co. Ltd., Class A	69,500	270,690
Great Wall Motor Co. Ltd., Class H	1,617,000	1,962,353
Gree Electric Appliances Inc. of Zhuhai, Class A	92,400	525,264
Greentown China Holdings Ltd.	462,000	555,252
Greentown Service Group Co. Ltd.	462,000	283,814
GRG Banking Equipment Co. Ltd., Class A	138,660	237,216
Guangdong Haid Group Co. Ltd., Class A	69,399	550,635
Guangdong Investment Ltd.	1,848,000	1,766,644
Guangdong Kinlong Hardware Products Co. Ltd., Class A	18,700	188,763
Guanghui Energy Co. Ltd., Class A	301,400	405,730
Guangzhou Automobile Group Co. Ltd., Class A	161,700	249,112

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Automobile Group Co. Ltd., Class H	1,848,397	$1,153,616
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	69,300	335,288
Guangzhou Great Power Energy & Technology Co. Ltd.	23,100	174,097
Guangzhou Haige Communications Group Inc. Co., Class A	161,711	230,366
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	24,798	293,388
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	24,158	230,446
Guangzhou Tinci Materials Technology Co. Ltd., Class A	69,300	428,196
Guosen Securities Co. Ltd., Class A	300,300	408,562
Guotai Junan Securities Co. Ltd., Class A	346,500	758,074
Guoyuan Securities Co. Ltd., Class A	231,030	233,934
H World Group Ltd., ADR(b)	104,644	4,907,804
Haidilao International Holding Ltd.(a)(b)(c)	693,000	1,694,317
Haier Smart Home Co. Ltd., Class A	254,100	871,803
Haier Smart Home Co. Ltd., Class H	1,201,600	3,916,712
Haitian International Holdings Ltd.	231,000	600,203
Haitong Securities Co. Ltd., Class A	300,300	402,657
Haitong Securities Co. Ltd., Class H	1,020,800	678,022
Hangzhou Chang Chuan Technology Co. Ltd.	23,100	160,979
Hangzhou First Applied Material Co. Ltd., Class A	46,274	328,815
Hangzhou Lion Electronics Co. Ltd.	23,100	154,281
Hangzhou Robam Appliances Co. Ltd., Class A	46,383	174,742
Hangzhou Silan Microelectronics Co. Ltd., Class A	46,200	220,204
Hangzhou Tigermed Consulting Co. Ltd., Class A	24,190	318,391
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	46,400	386,521
Hansoh Pharmaceutical Group Co. Ltd.(a)	462,000	842,828
Henan Shuanghui Investment & Development Co. Ltd., Class A	115,598	416,770
Hengan International Group Co. Ltd.	346,500	1,547,628
Hengli Petrochemical Co. Ltd., Class A	208,199	475,841
Hengyi Petrochemical Co. Ltd., Class A	207,900	230,389
Hesteel Co. Ltd., Class A	438,900	146,516
Hithink RoyalFlush Information Network Co. Ltd., Class A	23,188	598,270
Hongfa Technology Co. Ltd., Class A	33,340	150,805
Hoshine Silicon Industry Co. Ltd., Class A	23,100	244,749
Hua Hong Semiconductor Ltd.(a)(b)	231,000	949,204
Huadian Power International Corp. Ltd., Class A	369,600	337,613
Huadong Medicine Co. Ltd., Class A	69,387	415,689
Hualan Biological Engineering Inc., Class A	62,880	211,775
Huaneng Power International Inc., Class A(b)	462,000	647,426
Huaneng Power International Inc., Class H(b)	1,852,000	1,154,119
Huatai Securities Co. Ltd., Class A	300,300	610,395
Huatai Securities Co. Ltd., Class H(a)	741,400	957,606
Huaxi Securities Co. Ltd., Class A	184,800	236,261
Huaxia Bank Co. Ltd., Class A	646,899	538,634
Huaxin Cement Co. Ltd., Class A	69,300	147,861
Huayu Automotive Systems Co. Ltd., Class A	115,700	274,123
Huizhou Desay Sv Automotive Co. Ltd., Class A	23,100	345,516
Hundsun Technologies Inc., Class A	60,735	434,405
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	191,200	1,408,991
Iflytek Co. Ltd., Class A	93,200	816,764
Imeik Technology Development Co. Ltd., Class A	8,200	645,018
Industrial & Commercial Bank of China Ltd., Class A	2,102,100	1,433,599
Industrial & Commercial Bank of China Ltd., Class H	30,030,350	16,156,448
Industrial Bank Co. Ltd., Class A	716,125	1,784,147
Industrial Securities Co. Ltd., Class A	425,386	413,574

Security	Shares	Value

China (continued)
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,663,296	$437,963
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	370,100	232,273
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	231,091	986,949
Inner Mongolia Yitai Coal Co. Ltd., Class B	647,125	959,800
Innovent Biologics Inc.(a)(b)	577,500	2,776,660
Inspur Electronic Information Industry Co. Ltd., Class A	46,248	275,238
iQIYI Inc., ADR(b)	226,380	1,380,918
JA Solar Technology Co. Ltd., Class A	97,132	566,804
Jafron Biomedical Co. Ltd., Class A	23,420	97,451
Jason Furniture Hangzhou Co. Ltd., Class A	30,780	165,034
JD Health International Inc.(a)(b)	600,600	4,334,003
JD.com Inc., Class A	1,155,032	20,614,828
Jiangsu Eastern Shenghong Co. Ltd., Class A	161,700	296,287
Jiangsu Expressway Co. Ltd., Class H	926,000	938,000
Jiangsu Hengli Hydraulic Co. Ltd., Class A	46,265	411,916
Jiangsu Hengrui Medicine Co. Ltd., Class A	207,910	1,462,893
Jiangsu King’s Luck Brewery JSC Ltd., Class A	46,200	399,653
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	46,200	999,028
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	46,200	210,754
Jiangsu Zhongtian Technology Co. Ltd., Class A	115,700	244,454
Jiangxi Copper Co. Ltd., Class A	92,400	273,268
Jiangxi Copper Co. Ltd., Class H	693,000	1,232,808
Jiumaojiu International Holdings Ltd.(a)	462,000	1,038,074
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	115,500	216,207
Jointown Pharmaceutical Group Co. Ltd., Class A	92,400	221,222
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	23,186	123,278
JOYY Inc., ADR	28,182	857,578
Juewei Food Co. Ltd., Class A	23,100	132,999
Kanzhun Ltd., ADR(b)	98,868	1,828,069
KE Holdings Inc., ADR(b)	355,740	5,581,561
Kingboard Holdings Ltd.	346,500	1,061,236
Kingboard Laminates Holdings Ltd.	462,000	476,132
Kingdee International Software Group Co. Ltd.(b)	1,386,000	2,131,201
Kingsoft Corp. Ltd.	508,600	2,235,665
Koolearn Technology Holding Ltd.(a)(b)	231,000	800,818
Kuaishou Technology(a)(b)	947,100	6,269,933
Kunlun Energy Co. Ltd.	2,310,000	2,141,387
Kweichow Moutai Co. Ltd., Class A	40,072	10,202,402
LB Group Co. Ltd., Class A	92,400	231,361
Legend Biotech Corp., ADR(b)(c)	32,028	2,200,644
Lenovo Group Ltd.	3,696,000	3,781,288
Lens Technology Co. Ltd., Class A	184,886	311,856
Lepu Medical Technology Beijing Co. Ltd., Class A	69,300	239,385
Li Auto Inc.(b)	612,436	7,253,600
Li Ning Co. Ltd.	1,276,000	9,125,462
Lingyi iTech Guangdong Co., Class A(b)	346,500	297,252
Livzon Pharmaceutical Group Inc., Class A	23,101	119,452
Longfor Group Holdings Ltd.(a)(c)	1,039,500	2,844,590
LONGi Green Energy Technology Co. Ltd., Class A	231,028	1,167,203
Lufax Holding Ltd., ADR	438,900	746,130
Luxshare Precision Industry Co. Ltd., Class A	231,230	874,652
Luzhou Laojiao Co. Ltd., Class A	46,200	1,509,880
Mango Excellent Media Co. Ltd., Class A	70,050	363,476
Maxscend Microelectronics Co. Ltd., Class A	23,164	340,506
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	161,787	163,930

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Meituan, Class B(a)(b)	2,667,050	$45,581,081
Metallurgical Corp. of China Ltd., Class A	808,508	523,920
Microport Scientific Corp.(b)(c)	369,600	820,100
Ming Yang Smart Energy Group Ltd., Class A	69,300	207,309
MINISO Group Holding Ltd.	50,820	937,121
Minth Group Ltd.	462,000	1,337,761
Montage Technology Co. Ltd., Class A	46,200	407,312
Muyuan Foods Co. Ltd., Class A	185,036	1,279,766
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	60,001	125,787
NARI Technology Co. Ltd., Class A	231,056	873,532
NAURA Technology Group Co. Ltd., Class A	23,100	1,119,335
NavInfo Co. Ltd., Class A	92,400	158,242
NetEase Inc.	1,062,670	18,918,078
New China Life Insurance Co. Ltd., Class A	92,499	520,136
New China Life Insurance Co. Ltd., Class H	415,800	1,190,663
New Hope Liuhe Co. Ltd., Class A(b)	161,772	304,065
New Oriental Education & Technology Group Inc.(b)	808,580	3,672,174
Nine Dragons Paper Holdings Ltd.	924,000	641,059
Ninestar Corp., Class A	69,800	399,458
Ningbo Joyson Electronic Corp., Class A(b)	46,200	103,015
Ningbo Orient Wires & Cables Co. Ltd.	23,100	156,663
Ningbo Tuopu Group Co. Ltd., Class A	48,800	357,996
Ningxia Baofeng Energy Group Co. Ltd., Class A	231,000	440,559
NIO Inc., ADR(b)(c)	742,896	5,846,592
Nongfu Spring Co. Ltd., Class H(a)	970,600	5,266,234
Offshore Oil Engineering Co. Ltd., Class A	162,500	158,314
Oppein Home Group Inc., Class A	23,100	384,823
Orient Overseas International Ltd.	80,500	1,635,534
Orient Securities Co. Ltd., Class A	311,313	482,880
Ovctek China Inc., Class A	46,280	216,598
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	415,800	252,621
People’s Insurance Co. Group of China Ltd. (The), Class H	4,851,000	1,907,899
Perfect World Co. Ltd., Class A	92,489	293,505
PetroChina Co. Ltd., Class A	716,100	818,286
PetroChina Co. Ltd., Class H	11,088,000	7,702,106
Pharmaron Beijing Co. Ltd., Class A	36,000	254,879
Pharmaron Beijing Co. Ltd., Class H(a)	106,200	460,421
PICC Property & Casualty Co. Ltd., Class H	3,697,814	4,472,353
Pinduoduo Inc., ADR(b)(c)	270,732	18,450,386
Ping An Bank Co. Ltd., Class A	670,138	1,216,999
Ping An Healthcare and Technology Co. Ltd.(a)(b)	254,100	635,180
Ping An Insurance Group Co. of China Ltd., Class A	369,699	2,772,539
Ping An Insurance Group Co. of China Ltd., Class H	3,349,500	24,436,346
Poly Developments and Holdings Group Co. Ltd., Class A	415,895	836,329
Pop Mart International Group Ltd.(a)(c)	323,400	784,508
Porton Pharma Solutions Ltd.	23,100	114,769
Postal Savings Bank of China Co. Ltd., Class A	924,000	736,635
Postal Savings Bank of China Co. Ltd., Class H(a)	4,391,000	2,862,898
Power Construction Corp. of China Ltd., Class A	531,300	591,069
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	184,800	545,985
Rongsheng Petrochemical Co. Ltd., Class A	369,668	706,335
SAIC Motor Corp. Ltd., Class A	300,398	613,752
Sangfor Technologies Inc., Class A	23,100	397,994
Sany Heavy Equipment International Holdings Co. Ltd.	693,000	919,191
Sany Heavy Industry Co. Ltd., Class A	300,399	716,775
Satellite Chemical Co. Ltd., Class A	144,991	297,533

Security	Shares	Value

China (continued)
Sealand Securities Co. Ltd., Class A	323,410	$163,181
Seazen Holdings Co. Ltd., Class A(b)	69,324	149,160
SF Holding Co. Ltd., Class A	161,795	1,320,181
Shaanxi Coal Industry Co. Ltd., Class A	369,699	1,046,414
Shan Xi Hua Yang Group New Energy Co. Ltd.	115,500	234,021
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	92,400	287,524
Shandong Gold Mining Co. Ltd., Class A	184,880	687,261
Shandong Gold Mining Co. Ltd., Class H(a)	346,500	738,607
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	92,420	426,104
Shandong Linglong Tyre Co. Ltd., Class A	46,400	147,816
Shandong Nanshan Aluminum Co. Ltd., Class A	531,300	260,744
Shandong Sun Paper Industry JSC Ltd., Class A	115,500	190,097
Shandong Weifang Rainbow Chemical Co. Ltd.	23,100	247,311
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,386,800	2,366,423
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	46,268	274,253
Shanghai Baosight Software Co. Ltd., Class A	61,664	481,194
Shanghai Baosight Software Co. Ltd., Class B	323,403	1,107,384
Shanghai Construction Group Co. Ltd., Class A	438,900	180,807
Shanghai Electric Group Co. Ltd., Class A(b)	577,500	391,703
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	92,400	424,222
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	231,000	660,337
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	231,000	699,317
Shanghai International Airport Co. Ltd., Class A(b)	46,200	358,849
Shanghai International Port Group Co. Ltd., Class A	415,800	344,452
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	46,200	352,391
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	646,875	489,845
Shanghai M&G Stationery Inc., Class A	46,200	309,626
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	115,500	382,501
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	346,500	704,425
Shanghai Pudong Development Bank Co. Ltd., Class A	1,016,495	1,116,561
Shanghai Putailai New Energy Technology Co. Ltd., Class A	48,800	368,961
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	138,600	160,287
Shanxi Coking Coal Energy Group Co. Ltd., Class A	115,500	171,659
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	92,400	269,447
Shanxi Meijin Energy Co. Ltd., Class A	161,700	185,078
Shanxi Securities Co. Ltd., Class A	207,940	176,902
Shanxi Taigang Stainless Steel Co. Ltd., Class A	255,200	147,571
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	46,280	1,663,034
Shengyi Technology Co. Ltd., Class A	115,500	268,108
Shennan Circuits Co. Ltd., Class A	23,120	275,060
Shenwan Hongyuan Group Co. Ltd., Class A	947,197	618,916
Shenzhen Energy Group Co. Ltd., Class A	231,086	214,424
Shenzhen Inovance Technology Co. Ltd., Class A	92,400	825,826
Shenzhen International Holdings Ltd.	693,000	623,885
Shenzhen Kangtai Biological Products Co. Ltd., Class A	61,800	270,956
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	46,275	2,087,548
Shenzhen Overseas Chinese Town Co. Ltd., Class A	323,400	234,181
Shenzhen SC New Energy Technology Corp., Class A	23,100	343,729
Shenzhen Transsion Holding Co. Ltd., Class A	25,195	397,193
Shenzhou International Group Holdings Ltd.	438,900	4,215,705

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	69,300	$315,370
Shimao Group Holdings Ltd.(b)(c)	511,452	130,312
Sichuan Chuantou Energy Co. Ltd., Class A	184,800	384,148
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	46,200	212,357
Sichuan Road & Bridge Co. Ltd., Class A	161,700	370,484
Sino Biopharmaceutical Ltd.	5,313,250	2,949,389
Sinomine Resource Group Co. Ltd., Class A	23,100	254,268
Sinopec Shanghai Petrochemical Co. Ltd., Class A	207,900	103,815
Sinopharm Group Co. Ltd., Class H	739,200	2,618,451
Smoore International Holdings Ltd.(a)(c)	924,000	1,080,170
Songcheng Performance Development Co. Ltd., Class A	126,620	266,828
SooChow Securities Co. Ltd., Class A	216,857	227,269
Southwest Securities Co. Ltd., Class A	462,000	256,765
Sungrow Power Supply Co. Ltd., Class A	46,200	754,735
Sunny Optical Technology Group Co. Ltd.	392,900	4,151,895
Sunwoda Electronic Co. Ltd., Class A	70,999	172,832
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	92,400	330,353
Suzhou Maxwell Technologies Co. Ltd., Class A	23,100	917,744
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	23,100	162,570
TAL Education Group, ADR(b)	238,675	1,398,635
TBEA Co. Ltd., Class A	161,797	529,012
TCL Technology Group Corp., Class A	577,500	334,001
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	117,199	704,765
Tencent Holdings Ltd.	3,337,600	148,243,213
Tencent Music Entertainment Group, ADR(b)	376,200	2,787,642
Thunder Software Technology Co. Ltd., Class A	23,100	282,378
Tianma Microelectronics Co. Ltd., Class A	184,889	263,574
Tianqi Lithium Corp., Class A(b)	46,600	481,233
Tianshui Huatian Technology Co. Ltd., Class A	185,000	239,811
Tingyi Cayman Islands Holding Corp.(c)	926,000	1,618,232
Toly Bread Co. Ltd., Class A	83,238	137,892
Tongcheng Travel Holdings Ltd.(b)	739,200	1,572,431
Tongkun Group Co. Ltd., Class A	94,096	175,611
Tongling Nonferrous Metals Group Co. Ltd., Class A	546,900	260,263
Tongwei Co. Ltd., Class A	138,600	799,180
Topchoice Medical Corp., Class A(b)	12,200	210,546
Topsports International Holdings Ltd.(a)	924,000	823,689
TravelSky Technology Ltd., Class H	464,000	926,203
Trina Solar Co. Ltd.	79,596	566,592
Trip.com Group Ltd., ADR(b)	293,370	10,417,569
Tsingtao Brewery Co. Ltd., Class A	23,100	390,575
Tsingtao Brewery Co. Ltd., Class H	380,000	4,068,136
Unigroup Guoxin Microelectronics Co. Ltd., Class A	32,099	492,265
Uni-President China Holdings Ltd.	695,000	693,935
Unisplendour Corp. Ltd., Class A	115,520	495,458
Vinda International Holdings Ltd.	231,000	603,570
Vipshop Holdings Ltd., ADR(b)	226,887	3,562,126
Walvax Biotechnology Co. Ltd., Class A	69,300	319,870
Wanhua Chemical Group Co. Ltd., Class A	117,199	1,562,684
Want Want China Holdings Ltd.	2,543,000	1,621,811
Weibo Corp., ADR(b)	33,264	582,453
Weichai Power Co. Ltd., Class A	231,000	384,938
Weichai Power Co. Ltd., Class H	1,155,600	1,708,139
Wens Foodstuffs Group Co. Ltd., Class A	231,098	660,718
Western Securities Co. Ltd., Class A	277,299	268,527
Will Semiconductor Co. Ltd. Shanghai, Class A	31,710	419,350
Wingtech Technology Co. Ltd., Class A	46,200	351,983
Wuchan Zhongda Group Co. Ltd., Class A	231,099	182,171

Security	Shares	Value

China (continued)
Wuhan Guide Infrared Co. Ltd., Class A	207,985	$332,008
Wuliangye Yibin Co. Ltd., Class A	115,599	2,824,751
WUS Printed Circuit Kunshan Co. Ltd., Class A	92,450	293,166
WuXi AppTec Co. Ltd., Class A	94,764	926,868
WuXi AppTec Co. Ltd., Class H(a)	184,874	1,625,954
Wuxi Autowell Technology Co. Ltd.	4,586	110,914
Wuxi Biologics Cayman Inc.(a)(b)	1,963,500	11,708,029
Wuxi Shangji Automation Co. Ltd., Class A	23,100	297,723
XCMG Construction Machinery Co. Ltd., Class A	537,798	533,089
Xiamen C & D Inc., Class A	115,500	202,562
Xiaomi Corp., Class B(a)(b)	8,177,400	11,607,030
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	138,613	219,691
Xinyi Solar Holdings Ltd.	2,772,000	2,980,167
XPeng Inc.(b)(c)	462,002	2,206,033
Xtep International Holdings Ltd.	693,000	808,240
Yadea Group Holdings Ltd.(a)(c)	462,000	1,080,169
Yankuang Energy Group Co. Ltd., Class A	46,200	229,979
Yankuang Energy Group Co. Ltd., Class H	924,000	3,169,850
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	46,301	181,762
Yealink Network Technology Corp. Ltd., Class A	39,548	376,999
Yifeng Pharmacy Chain Co. Ltd., Class A	23,186	167,066
Yihai International Holding Ltd.	231,000	613,095
Yihai Kerry Arawana Holdings Co. Ltd., Class A	46,200	290,119
Yintai Gold Co. Ltd., Class A	138,621	257,834
Yonyou Network Technology Co. Ltd., Class A	115,790	362,110
YTO Express Group Co. Ltd., Class A	115,500	288,879
Yuexiu Property Co. Ltd.(c)	764,600	1,106,119
Yum China Holdings Inc.	224,763	13,751,000
Yunda Holding Co. Ltd., Class A	115,520	202,755
Yunnan Baiyao Group Co. Ltd., Class A	70,015	588,486
Yunnan Energy New Material Co. Ltd., Class A	31,000	466,874
Zai Lab Ltd., ADR(b)	47,761	1,670,680
Zangge Mining Co. Ltd.	46,200	152,984
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	23,202	912,498
Zhaojin Mining Industry Co. Ltd., Class H(b)	693,000	1,103,172
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	300,372	297,778
Zhejiang Chint Electrics Co. Ltd., Class A	92,400	348,454
Zhejiang Dahua Technology Co. Ltd., Class A	138,600	470,378
Zhejiang Dingli Machinery Co. Ltd., Class A	13,447	99,330
Zhejiang Expressway Co. Ltd., Class H	926,000	768,450
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	69,325	195,953
Zhejiang Huayou Cobalt Co. Ltd., Class A	46,200	348,121
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	46,200	457,715
Zhejiang NHU Co. Ltd., Class A	138,812	342,533
Zhejiang Supcon Technology Co. Ltd.	15,873	221,455
Zhejiang Supor Co. Ltd., Class A	24,799	184,545
Zhejiang Weixing New Building Materials Co. Ltd., Class A	70,996	226,881
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	23,100	154,575
Zheshang Securities Co. Ltd., Class A	161,700	239,570
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	392,700	1,222,488
Zhongji Innolight Co. Ltd., Class A	46,299	602,535
Zhongsheng Group Holdings Ltd.	346,500	1,480,080
Zhuzhou CRRC Times Electric Co. Ltd.	323,400	1,305,241
Zijin Mining Group Co. Ltd., Class A	646,800	1,203,330
Zijin Mining Group Co. Ltd., Class H	3,234,000	5,475,342

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	370,137	$346,620
ZTE Corp., Class A	138,600	713,721
ZTE Corp., Class H	369,600	1,190,402
ZTO Express Cayman Inc., ADR	225,687	6,247,016
		1,096,488,374
Hong Kong — 7.4%
AIA Group Ltd.	6,329,400	68,908,630
BOC Hong Kong Holdings Ltd.	1,963,500	6,198,224
Budweiser Brewing Co. APAC Ltd.(a)(c)	877,800	2,536,148
Chow Tai Fook Jewellery Group Ltd.	1,108,800	2,226,705
CK Asset Holdings Ltd.	1,039,632	6,147,470
CK Hutchison Holdings Ltd.	1,386,132	9,266,885
CK Infrastructure Holdings Ltd.	346,500	1,972,758
CLP Holdings Ltd.	924,000	6,879,847
ESR Group Ltd.(a)	1,109,200	1,733,840
Futu Holdings Ltd., ADR(b)(c)	32,340	1,431,692
Galaxy Entertainment Group Ltd.(b)	1,155,000	8,220,471
Hang Lung Properties Ltd.	1,155,000	2,111,255
Hang Seng Bank Ltd.	415,800	6,163,339
Henderson Land Development Co. Ltd.	693,166	2,468,173
HKT Trust & HKT Ltd., Class SS	2,081,640	2,735,840
Hong Kong & China Gas Co. Ltd.	6,237,763	5,538,701
Hong Kong Exchanges & Clearing Ltd.	646,353	26,834,573
Hongkong Land Holdings Ltd.(c)	600,600	2,672,931
Jardine Matheson Holdings Ltd.	92,400	4,466,778
Link REIT	1,386,000	9,065,668
MTR Corp. Ltd.	809,500	4,044,683
New World Development Co. Ltd.	693,166	1,848,588
Power Assets Holdings Ltd.	808,500	4,620,010
Sands China Ltd.(b)	1,293,600	4,632,922
Sino Land Co. Ltd.	1,849,200	2,491,928
SITC International Holdings Co. Ltd.	693,000	1,281,830
Sun Hung Kai Properties Ltd.	808,500	11,256,973
Swire Pacific Ltd., Class A	231,000	1,833,707
Swire Properties Ltd.	600,600	1,614,252
Techtronic Industries Co. Ltd.	693,000	7,497,212
WH Group Ltd.(a)	4,389,000	2,443,525
Wharf Real Estate Investment Co. Ltd.	924,000	5,328,444
Xinyi Glass Holdings Ltd.	924,000	1,690,495
		228,164,497
India — 15.5%
ABB India Ltd.	27,951	1,170,746
ACC Ltd.	35,255	761,977
Adani Enterprises Ltd.	91,724	2,168,516
Adani Green Energy Ltd.(b)	164,615	1,921,678
Adani Ports & Special Economic Zone Ltd.	280,033	2,340,990
Adani Power Ltd.(b)	406,171	1,120,210
Adani Total Gas Ltd.	128,148	1,484,919
Adani Transmission Ltd.(b)	124,227	1,566,882
Ambuja Cements Ltd.	338,646	1,646,754
Apollo Hospitals Enterprise Ltd.	54,978	3,043,312
Asian Paints Ltd.	205,359	7,308,391
AU Small Finance Bank Ltd.(a)	85,813	699,481
Aurobindo Pharma Ltd.	124,278	939,482
Avenue Supermarts Ltd.(a)(b)	86,625	3,730,954
Axis Bank Ltd.	1,208,045	12,752,004
Bajaj Auto Ltd.	37,191	2,018,577
Bajaj Finance Ltd.	145,992	11,260,830

Security	Shares	Value

India (continued)
Bajaj Finserv Ltd.	204,435	$3,401,037
Bajaj Holdings & Investment Ltd.	14,322	1,201,746
Balkrishna Industries Ltd.	46,431	1,185,815
Bandhan Bank Ltd.(a)(b)	353,424	995,253
Bank of Baroda	553,938	1,277,646
Berger Paints India Ltd.	142,527	1,066,537
Bharat Electronics Ltd.	2,044,293	2,589,031
Bharat Forge Ltd.	136,983	1,345,558
Bharat Petroleum Corp. Ltd.	447,216	1,957,435
Bharti Airtel Ltd.	1,190,805	11,657,200
Britannia Industries Ltd.	57,057	3,181,375
CG Power and Industrial Solutions Ltd.	327,096	1,238,804
Cholamandalam Investment and Finance Co. Ltd.	219,912	2,350,592
Cipla Ltd.	261,954	2,914,375
Coal India Ltd.	787,017	2,249,495
Colgate-Palmolive India Ltd.	56,364	1,100,600
Container Corp. of India Ltd.	143,220	1,073,850
Dabur India Ltd.	334,026	2,180,145
Divi’s Laboratories Ltd.	71,148	2,850,311
DLF Ltd.	334,026	1,747,212
Dr. Reddy’s Laboratories Ltd.	62,139	3,747,131
Eicher Motors Ltd.	72,765	2,946,568
GAIL India Ltd.	1,257,443	1,652,834
Godrej Consumer Products Ltd.(b)	215,523	2,394,812
Godrej Properties Ltd.(b)	68,145	1,100,618
Grasim Industries Ltd.	145,761	3,073,920
Havells India Ltd.	139,562	2,105,215
HCL Technologies Ltd.	516,978	6,758,990
HDFC Life Insurance Co. Ltd.(a)	518,364	3,365,226
Hero MotoCorp Ltd.	58,674	1,839,951
Hindalco Industries Ltd.	721,875	3,873,179
Hindustan Petroleum Corp. Ltd.	351,582	1,081,501
Hindustan Unilever Ltd.	443,520	13,349,806
Housing Development Finance Corp. Ltd.	927,003	31,584,705
ICICI Bank Ltd.	2,749,600	31,018,474
ICICI Lombard General Insurance Co. Ltd.(a)	119,776	1,583,353
ICICI Prudential Life Insurance Co. Ltd.(a)	174,603	930,408
Indian Hotels Co. Ltd. (The)	431,277	1,793,824
Indian Oil Corp. Ltd.	1,471,932	1,466,894
Indian Railway Catering & Tourism Corp. Ltd.	136,810	1,037,102
Indraprastha Gas Ltd.	163,606	993,682
Indus Towers Ltd.	367,752	698,781
Info Edge India Ltd.	38,808	1,800,652
Infosys Ltd.	1,802,493	27,810,946
InterGlobe Aviation Ltd.(a)(b)	53,361	1,322,163
ITC Ltd.	1,601,292	8,350,354
Jindal Steel & Power Ltd.	223,377	1,598,349
JSW Steel Ltd.	394,548	3,510,495
Jubilant Foodworks Ltd.	206,745	1,133,852
Kotak Mahindra Bank Ltd.	299,838	7,136,161
Larsen & Toubro Infotech Ltd.(a)	47,586	2,586,492
Larsen & Toubro Ltd.	368,676	10,688,829
Lupin Ltd.	107,877	937,450
Mahindra & Mahindra Ltd.	465,927	7,010,177
Marico Ltd.	268,653	1,633,869
Maruti Suzuki India Ltd.	64,680	6,812,166
Mphasis Ltd.	47,355	1,056,477
MRF Ltd.	1,155	1,259,246
Muthoot Finance Ltd.	70,686	883,963
Nestle India Ltd.	18,018	4,799,972

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
NTPC Ltd.	2,076,921	$4,380,582
Oil & Natural Gas Corp. Ltd.	1,368,444	2,668,809
Page Industries Ltd.	3,234	1,597,653
Petronet LNG Ltd.	401,940	1,167,420
PI Industries Ltd.	44,352	1,839,478
Pidilite Industries Ltd.	81,543	2,417,598
Power Grid Corp. of India Ltd.	1,705,011	4,957,840
Reliance Industries Ltd.	1,630,167	48,411,307
Samvardhana Motherson International Ltd.	1,153,383	1,038,866
SBI Cards & Payment Services Ltd.	122,661	1,160,882
SBI Life Insurance Co. Ltd.(a)	239,547	3,346,815
Shree Cement Ltd.	5,777	1,722,489
Shriram Transport Finance Co. Ltd.	132,389	2,163,656
Siemens Ltd.	39,963	1,689,124
SRF Ltd.	83,664	2,607,167
State Bank of India	955,647	6,786,468
Sun Pharmaceutical Industries Ltd.	513,975	6,217,114
Tata Consultancy Services Ltd.	489,720	19,361,899
Tata Consumer Products Ltd.	296,142	2,770,753
Tata Elxsi Ltd.	18,711	1,526,823
Tata Motors Ltd.(b)	905,058	5,399,983
Tata Power Co. Ltd. (The)	806,472	1,992,013
Tata Steel Ltd.	3,987,753	5,286,836
Tech Mahindra Ltd.	315,777	3,973,479
Titan Co. Ltd.	190,575	6,174,491
Torrent Pharmaceuticals Ltd.	53,999	1,093,203
Trent Ltd.	105,336	1,765,734
Tube Investments of India Ltd.	58,674	1,861,531
TVS Motor Co. Ltd.	116,655	1,628,441
UltraTech Cement Ltd.	54,054	5,003,998
United Spirits Ltd.(b)	158,235	1,508,510
UPL Ltd.	264,560	2,401,073
Varun Beverages Ltd.	130,053	2,305,028
Vedanta Ltd.	425,733	1,460,435
Wipro Ltd.	737,583	3,492,537
Yes Bank Ltd.(b)	6,157,305	1,184,994
Zomato Ltd.(b)	1,514,205	1,210,836
		477,804,172
Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	8,223,600	1,760,377
Aneka Tambang Tbk	4,712,400	677,900
Astra International Tbk PT	10,833,900	4,997,341
Bank Central Asia Tbk PT	29,637,300	18,341,072
Bank Mandiri Persero Tbk PT	20,004,604	7,071,623
Bank Negara Indonesia Persero Tbk PT	3,996,315	2,575,419
Bank Rakyat Indonesia Persero Tbk PT	36,521,167	12,726,865
Barito Pacific Tbk PT	16,528,342	942,526
Charoen Pokphand Indonesia Tbk PT	3,927,000	1,229,446
Indah Kiat Pulp & Paper Tbk PT	1,571,200	834,895
Indofood CBP Sukses Makmur Tbk PT	1,108,800	800,592
Indofood Sukses Makmur Tbk PT	2,217,600	976,126
Kalbe Farma Tbk PT	11,688,600	1,692,319
Merdeka Copper Gold Tbk PT(b)	6,930,177	1,869,475
Sarana Menara Nusantara Tbk PT	10,926,300	765,198
Semen Indonesia Persero Tbk PT	1,873,825	762,131
Sumber Alfaria Trijaya Tbk PT	9,540,300	1,886,424
Telkom Indonesia Persero Tbk PT	26,565,000	7,694,517
Unilever Indonesia Tbk PT	4,042,500	1,214,201
United Tractors Tbk PT	900,943	1,778,529

Security	Shares	Value

Indonesia (continued)
Vale Indonesia Tbk PT(b)	1,709,400	$817,031
		71,414,007
Malaysia — 1.6%
AMMB Holdings Bhd	993,300	805,545
Axiata Group Bhd	1,617,000	1,086,478
CIMB Group Holdings Bhd	3,649,800	4,146,616
Dialog Group Bhd	2,079,062	1,070,374
DiGi.Com Bhd	1,617,000	1,596,988
Gamuda Bhd	970,200	903,750
Genting Bhd	1,108,800	1,171,143
Genting Malaysia Bhd	1,732,500	1,055,184
HAP Seng Consolidated Bhd	369,600	409,870
Hong Leong Bank Bhd	300,300	1,357,153
Hong Leong Financial Group Bhd	161,700	656,878
IHH Healthcare Bhd	947,100	1,218,790
Inari Amertron Bhd	1,640,100	851,457
IOI Corp. Bhd	1,247,400	1,071,452
Kuala Lumpur Kepong Bhd	254,100	1,227,320
Malayan Banking Bhd	2,541,800	4,939,429
Malaysia Airports Holdings Bhd(c)	415,800	658,084
Maxis Bhd(c)	1,224,300	1,209,443
MISC Bhd	716,100	1,173,534
MR DIY Group M Bhd(a)	1,283,400	455,687
Nestle Malaysia Bhd	47,600	1,445,981
Petronas Chemicals Group Bhd	1,317,500	2,096,601
Petronas Dagangan Bhd	161,700	820,735
Petronas Gas Bhd	416,000	1,576,146
PPB Group Bhd	346,520	1,263,180
Press Metal Aluminium Holdings Bhd	1,963,500	2,275,261
Public Bank Bhd	7,502,050	6,551,157
QL Resources Bhd	669,900	848,545
RHB Bank Bhd	785,445	966,150
Sime Darby Bhd	1,617,000	787,902
Sime Darby Plantation Bhd	1,085,700	1,044,969
Telekom Malaysia Bhd	646,800	720,618
Tenaga Nasional Bhd	1,270,500	2,537,614
Top Glove Corp. Bhd(b)(c)	2,795,100	616,388
		50,616,422
Philippines — 0.8%
Aboitiz Equity Ventures Inc.	1,039,550	1,029,304
ACEN Corp.	392,103	42,685
Ayala Corp.	124,748	1,444,888
Ayala Land Inc.	3,742,200	1,808,610
Bank of the Philippine Islands	830,812	1,616,002
BDO Unibank Inc.	1,344,684	3,504,978
International Container Terminal Services Inc.	584,430	2,291,950
JG Summit Holdings Inc.	1,701,145	1,561,628
Jollibee Foods Corp.	256,410	1,042,733
Manila Electric Co.	129,360	793,464
Metropolitan Bank & Trust Co.	1,095,860	1,160,864
Monde Nissin Corp.(a)	3,511,200	593,657
PLDT Inc.	45,045	980,212
SM Investments Corp.	120,200	1,947,769
SM Prime Holdings Inc.	5,798,125	3,561,709
Universal Robina Corp.	494,340	1,315,517
		24,695,970
Singapore — 4.0%
CapitaLand Ascendas REIT	1,801,814	3,877,366
CapitaLand Ascott Trust	81,635	66,280

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
CapitaLand Integrated Commercial Trust	2,864,447	$4,373,834
Capitaland Investment Ltd/Singapore	1,432,200	4,009,048
City Developments Ltd.	254,100	1,329,271
DBS Group Holdings Ltd.	970,200	23,973,596
Genting Singapore Ltd.(c)	3,164,700	2,692,290
Grab Holdings Ltd., Class A(b)(c)	690,690	2,009,908
Jardine Cycle & Carriage Ltd.	46,200	1,176,656
Keppel Corp. Ltd.	785,400	3,646,915
Mapletree Logistics Trust	1,732,561	2,267,348
Mapletree Pan Asia Commercial Trust	1,247,400	1,652,367
Oversea-Chinese Banking Corp. Ltd.(c)	1,801,875	17,047,330
Sea Ltd., ADR(b)	193,578	14,744,836
Sembcorp Marine Ltd.(b)	24,804,185	2,313,304
Singapore Airlines Ltd.	716,500	3,151,372
Singapore Exchange Ltd.	422,000	3,036,975
Singapore Technologies Engineering Ltd.(c)	832,000	2,264,973
Singapore Telecommunications Ltd.	4,412,100	8,455,132
United Overseas Bank Ltd.	623,700	13,246,111
UOL Group Ltd.	231,000	1,205,098
Venture Corp. Ltd.	161,700	2,065,840
Wilmar International Ltd.	1,016,400	3,002,156
		121,608,006
South Korea — 12.8%
Amorepacific Corp.	15,246	1,410,585
BGF retail Co. Ltd.	4,158	580,097
Celltrion Healthcare Co. Ltd.	48,048	2,504,558
Celltrion Inc.	55,696	6,710,782
Celltrion Pharm Inc.(b)	10,000	612,989
Cheil Worldwide Inc.	42,042	581,783
CJ CheilJedang Corp.(b)	4,620	1,069,844
CJ Corp.	8,547	585,219
Coway Co. Ltd.	30,727	1,128,186
DB Insurance Co. Ltd.	26,334	1,655,396
Doosan Bobcat Inc.	26,796	1,028,070
Doosan Enerbility Co. Ltd.(b)	221,067	2,769,963
Ecopro BM Co. Ltd.(c)	26,565	5,334,506
E-MART Inc.	10,626	777,158
F&F Co. Ltd./New	9,933	1,051,010
GS Holdings Corp.	27,951	830,468
Hana Financial Group Inc.	162,162	5,095,719
Hankook Tire & Technology Co. Ltd.	42,042	1,085,813
Hanmi Pharm Co. Ltd.	3,998	966,976
Hanon Systems	100,023	687,574
Hanwha Solutions Corp.(b)	57,294	2,061,608
HD Hyundai Co. Ltd.	25,410	1,126,766
HLB Inc.(b)	60,367	1,604,329
HMM Co. Ltd.	143,913	2,204,354
Hotel Shilla Co. Ltd.	17,787	1,086,691
HYBE Co. Ltd.(b)	9,471	1,915,201
Hyundai Engineering & Construction Co. Ltd.	42,042	1,293,535
Hyundai Glovis Co. Ltd.	10,164	1,246,823
Hyundai Heavy Industries Co. Ltd.(b)	10,395	855,237
Hyundai Mipo Dockyard Co. Ltd.(b)	11,781	648,492
Hyundai Mobis Co. Ltd.	32,802	5,342,143
Hyundai Motor Co.	74,382	11,018,152
Hyundai Steel Co.	45,057	1,231,978
Iljin Materials Co. Ltd.	13,398	606,135
Industrial Bank of Korea	140,910	1,061,160
Kakao Corp.	166,782	7,303,306
Kakao Games Corp.(b)	20,097	610,673

Security	Shares	Value

South Korea (continued)
Kakao Pay Corp.(b)	14,322	$588,553
KakaoBank Corp.	81,543	1,349,987
Kangwon Land Inc.	54,516	772,242
KB Financial Group Inc.	210,903	7,827,917
Kia Corp.	139,293	8,821,881
Korea Aerospace Industries Ltd.	41,580	1,707,934
Korea Electric Power Corp.(b)	139,062	1,941,502
Korea Investment Holdings Co. Ltd.	23,339	964,572
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	21,949	1,396,051
Korea Zinc Co. Ltd.	4,851	1,864,518
Korean Air Lines Co. Ltd.	93,324	1,600,849
Krafton Inc.(b)	15,939	2,302,474
KT&G Corp.	56,595	3,626,686
Kumho Petrochemical Co. Ltd.	10,164	1,039,356
L&F Co. Ltd.(c)	12,705	2,536,071
LG Chem Ltd.	26,334	14,628,095
LG Corp.	49,665	3,250,650
LG Display Co. Ltd.(b)	125,927	1,403,809
LG Electronics Inc.	57,057	4,685,402
LG Energy Solution(b)	18,942	8,255,596
LG H&H Co. Ltd.	4,851	2,265,155
LG Innotek Co. Ltd.	7,854	1,563,187
LG Uplus Corp.	122,199	1,007,942
Lotte Chemical Corp.	11,348	1,430,267
Lotte Shopping Co. Ltd.	6,006	359,088
Meritz Financial Group Inc.(c)	56,363	1,940,097
Mirae Asset Securities Co. Ltd.	149,688	777,767
NAVER Corp.	70,224	10,173,722
NCSoft Corp.	8,778	2,483,930
Netmarble Corp.(a)(b)	10,857	528,652
NH Investment & Securities Co. Ltd.	69,531	486,812
Orion Corp./Republic of Korea	12,936	1,402,466
Pan Ocean Co. Ltd.	154,077	628,789
Pearl Abyss Corp.(b)	16,865	546,185
POSCO Chemical Co. Ltd.	14,553	3,663,246
POSCO Holdings Inc.	38,808	10,982,844
S-1 Corp.	9,009	393,453
Samsung Biologics Co. Ltd.(a)(b)	9,702	5,674,290
Samsung C&T Corp.	44,352	3,642,375
Samsung Electro-Mechanics Co. Ltd.	30,277	3,274,312
Samsung Electronics Co. Ltd.	2,553,474	125,641,353
Samsung Engineering Co. Ltd.(b)	83,853	1,830,265
Samsung Fire & Marine Insurance Co. Ltd.	15,939	2,681,357
Samsung Heavy Industries Co. Ltd.(b)	342,804	1,460,278
Samsung Life Insurance Co. Ltd.	41,349	2,049,914
Samsung SDI Co. Ltd.	29,568	15,344,957
Samsung SDS Co. Ltd.	17,329	1,523,715
Samsung Securities Co. Ltd.	34,419	873,717
SD Biosensor Inc.	21,483	335,031
Shinhan Financial Group Co. Ltd.	249,711	6,537,536
SK Biopharmaceuticals Co. Ltd.(b)	18,249	943,680
SK Bioscience Co. Ltd.(b)	12,474	659,214
SK Hynix Inc.	292,446	19,676,786
SK IE Technology Co. Ltd.(a)(b)	13,167	765,521
SK Inc.	19,635	2,394,487
SK Innovation Co. Ltd.(b)	29,799	3,878,302
SK Square Co. Ltd.(b)	53,361	1,700,575
SKC Co. Ltd.(c)	12,012	897,152
S-Oil Corp.	24,486	1,371,407
Woori Financial Group Inc.	299,486	2,634,054

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Yuhan Corp.	28,844	$1,243,738
		395,915,042
Taiwan — 16.7%
Accton Technology Corp.	286,000	2,793,905
Acer Inc.	1,386,830	1,367,989
Advantech Co. Ltd.	231,413	2,801,924
Airtac International Group	69,109	2,508,275
ASE Technology Holding Co. Ltd.	1,848,110	6,075,752
Asia Cement Corp.	1,155,448	1,654,916
Asustek Computer Inc.	434,100	4,001,081
AUO Corp.	3,509,264	1,949,034
Catcher Technology Co. Ltd.	465,000	2,743,090
Cathay Financial Holding Co. Ltd.	4,488,374	6,218,103
Chailease Holding Co. Ltd.	782,107	5,696,186
Chang Hwa Commercial Bank Ltd.	2,541,442	1,473,814
Cheng Shin Rubber Industry Co. Ltd.	924,303	1,139,098
China Airlines Ltd.	1,617,000	1,003,118
China Development Financial Holding Corp.	8,316,763	3,556,284
China Steel Corp.	6,237,484	5,915,849
Chunghwa Telecom Co. Ltd.	2,079,110	8,603,014
Compal Electronics Inc.	2,081,000	1,624,008
CTBC Financial Holding Co. Ltd.	9,471,456	6,981,772
Delta Electronics Inc.	1,052,000	10,305,360
E Ink Holdings Inc.	462,000	2,878,313
E.Sun Financial Holding Co. Ltd.	6,995,193	5,688,848
Eclat Textile Co. Ltd.	95,208	1,516,190
eMemory Technology Inc.	41,000	2,451,461
Eva Airways Corp.	1,386,000	1,215,386
Evergreen Marine Corp. Taiwan Ltd.	580,376	3,065,267
Far Eastern New Century Corp.	1,617,040	1,680,882
Far EasTone Telecommunications Co. Ltd.	693,000	1,780,571
Feng TAY Enterprise Co. Ltd.	231,340	1,439,236
First Financial Holding Co. Ltd.	5,471,591	4,832,965
Formosa Chemicals & Fibre Corp.	1,848,740	4,148,926
Formosa Petrochemical Corp.	462,000	1,307,128
Formosa Plastics Corp.	2,310,400	7,067,783
Fubon Financial Holding Co. Ltd.	3,872,163	7,457,398
Giant Manufacturing Co. Ltd.	231,650	1,389,533
Globalwafers Co. Ltd.	116,000	1,823,083
Hon Hai Precision Industry Co. Ltd.	6,699,516	22,828,923
Hotai Motor Co. Ltd.	149,000	3,211,791
Hua Nan Financial Holdings Co. Ltd.	4,776,466	3,410,847
Innolux Corp.	4,792,852	2,099,654
Inventec Corp.	1,386,460	1,495,495
Largan Precision Co. Ltd.	48,000	3,151,784
Lite-On Technology Corp.	1,155,371	2,767,715
MediaTek Inc.	831,391	18,077,633
Mega Financial Holding Co. Ltd.	5,927,097	6,575,733
Micro-Star International Co. Ltd.	449,000	2,134,099
momo.com Inc	42,000	1,138,031
Nan Ya Plastics Corp.	2,541,000	6,458,144
Nan Ya Printed Circuit Board Corp.	137,000	1,233,405
Nanya Technology Corp.	693,000	1,535,893
Nien Made Enterprise Co. Ltd.	68,000	748,690
Novatek Microelectronics Corp.	307,000	4,197,030
Parade Technologies Ltd.	49,000	1,500,748
Pegatron Corp.	924,000	2,108,710
PharmaEssentia Corp.(b)	96,000	1,158,124
Pou Chen Corp.	924,000	957,166
Powerchip Semiconductor Manufacturing Corp.	1,617,000	1,571,057

Security	Shares	Value

Taiwan (continued)
President Chain Store Corp.	305,000	$2,687,020
Quanta Computer Inc.	1,386,000	3,880,870
Realtek Semiconductor Corp.	231,642	2,716,459
Ruentex Development Co. Ltd.	887,776	1,037,383
Shanghai Commercial & Savings Bank Ltd. (The)	2,204,982	3,334,785
Shin Kong Financial Holding Co. Ltd.	6,932,143	1,894,592
Silergy Corp.	168,000	2,651,767
SinoPac Financial Holdings Co. Ltd.	6,079,633	3,308,535
Synnex Technology International Corp.	693,950	1,400,308
Taishin Financial Holding Co. Ltd.	5,775,433	3,258,358
Taiwan Business Bank	3,234,000	1,469,892
Taiwan Cement Corp.	3,283,464	4,142,110
Taiwan Cooperative Financial Holding Co. Ltd.	5,482,521	4,778,936
Taiwan High Speed Rail Corp.	924,000	934,406
Taiwan Mobile Co. Ltd.	924,000	3,113,352
Taiwan Semiconductor Manufacturing Co. Ltd.	13,223,670	216,545,445
Unimicron Technology Corp.	693,000	3,292,682
Uni-President Enterprises Corp.	2,543,694	6,098,143
United Microelectronics Corp.	6,237,000	10,031,315
Vanguard International Semiconductor Corp.	464,000	1,315,028
Voltronic Power Technology Corp.	39,000	2,242,501
Walsin Lihwa Corp.	1,494,272	2,426,625
Wan Hai Lines Ltd.	303,875	646,058
Win Semiconductors Corp.	233,000	1,244,001
Winbond Electronics Corp.	1,386,000	1,176,176
Wiwynn Corp.	55,000	2,093,115
WPG Holdings Ltd.	695,100	1,132,836
Yageo Corp.	168,112	2,725,254
Yang Ming Marine Transport Corp.	952,000	1,963,961
Yuanta Financial Holding Co. Ltd.	5,465,890	4,023,483
Zhen Ding Technology Holding Ltd.	231,097	841,884
		514,923,494
Thailand — 2.4%
Advanced Info Service PCL, NVDR	624,800	3,922,720
Airports of Thailand PCL, NVDR(b)	2,286,900	4,913,001
Asset World Corp. PCL, NVDR	4,966,500	773,307
B Grimm Power PCL, NVDR	485,100	553,106
Bangkok Dusit Medical Services PCL, NVDR	5,451,600	4,683,310
Bangkok Expressway & Metro PCL, NVDR	4,134,900	1,073,508
Banpu PCL, NVDR	4,319,700	1,155,116
Berli Jucker PCL, NVDR	669,900	767,369
BTS Group Holdings PCL, NVDR	4,430,900	1,001,287
Bumrungrad Hospital PCL, NVDR	323,400	2,258,489
Carabao Group PCL, NVDR(c)	161,700	339,911
Central Pattana PCL, NVDR	1,108,800	2,215,767
Central Retail Corp. PCL, NVDR	1,016,474	1,337,281
Charoen Pokphand Foods PCL, NVDR	1,894,200	1,127,602
CP ALL PCL, NVDR	3,118,500	5,926,170
Delta Electronics Thailand PCL, NVDR(c)	1,732,500	3,708,309
Electricity Generating PCL, NVDR	138,600	636,545
Energy Absolute PCL, NVDR	924,000	1,839,490
Global Power Synergy PCL, NVDR(c)	393,800	740,775
Gulf Energy Development PCL, NVDR	1,640,300	2,446,480
Home Product Center PCL, NVDR	3,234,043	1,330,677
Indorama Ventures PCL, NVDR	993,300	992,250
Intouch Holdings PCL, NVDR	624,025	1,374,009
JMT Network Services PCL, NVDR(c)	346,500	402,674
Kasikornbank PCL, NVDR	323,600	1,188,058
Krung Thai Bank PCL, NVDR(c)	1,640,175	867,106
Krungthai Card PCL, NVDR(c)	508,200	787,570

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Land & Houses PCL, NVDR	3,765,300	$1,082,421
Minor International PCL, NVDR	1,778,720	1,647,502
Muangthai Capital PCL, NVDR	415,800	416,248
Osotspa PCL, NVDR	762,300	659,960
PTT Exploration & Production PCL, NVDR	739,284	3,216,662
PTT Global Chemical PCL, NVDR	1,224,376	1,493,996
PTT Oil & Retail Business PCL, NVDR	1,732,500	1,128,082
PTT Public Company Ltd., NVDR	5,220,600	4,752,375
Ratch Group PCL, NVDR	508,200	562,851
SCB X PCL, NVS	462,000	1,405,326
SCG Packaging PCL, NVDR	646,800	835,917
Siam Cement PCL (The), NVDR	416,000	3,833,152
Srisawad Corp. PCL, NVDR	438,900	717,164
Thai Oil PCL, NVDR	646,800	885,380
Thai Union Group PCL, NVDR	1,455,300	588,920
True Corp. PCL	6,279,056	1,461,849
		73,049,692
Total Common Stocks — 99.1%
(Cost: $2,881,987,965)		3,054,679,676

Preferred Stocks

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	11,781	935,049
Series 2, Preference Shares, NVS	18,711	1,552,114
LG Chem Ltd., Preference Shares, NVS	4,620	1,351,993
Samsung Electronics Co. Ltd., Preference Shares, NVS	437,976	18,309,535
		22,148,691
Total Preferred Stocks — 0.7%
(Cost: $8,176,222)		22,148,691

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	41,477	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.8%
(Cost: $2,890,164,187)		3,076,828,367

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	45,525,413	$45,539,071
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	4,050,000	4,050,000

Total Short-Term Securities — 1.6%
(Cost: $49,569,031)		49,589,071

Total Investments — 101.4%
(Cost: $2,939,733,218)		3,126,417,438

Liabilities in Excess of Other Assets — (1.4)%		(43,482,995)

Net Assets — 100.0%		$3,082,934,443

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$71,779,106	$—	$(26,267,393	)(a)	$23,919	$3,439	$45,539,071	45,525,413	$488,617	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,400,000	—	(1,350,000	)(a)	—	—	4,050,000	4,050,000	137,237		10
					$23,919	$3,439	$49,589,071		$625,854		$10

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	29	06/16/23	$702	$(4,374)
MSCI Emerging Markets Index	86	06/16/23	4,232	58,678
				$54,304

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$113,657,243	$2,940,750,873	$271,560	$3,054,679,676
Preferred Stocks	—	22,148,691	—	22,148,691
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	49,589,071	—	—	49,589,071
	$163,246,314	$2,962,899,564	$271,560	$3,126,417,438
Derivative Financial Instruments(a)
Assets
Equity Contracts	$58,678	$—	$—	$58,678
Liabilities
Equity Contracts	—	(4,374)	—	(4,374)
	$58,678	$(4,374)	$—	54,304

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust